FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
FAIR VALUE MEASUREMENTS
Schedule of Plan's Assets Fair Value Hierarchy

	2025
	Total	Level 1	Level 2	Level 3

Northeast Community Bancorp, Inc. Stock	$3,628,119	$3,628,119	$—	$—
Mutual funds	18,315,848	18,315,848	—	—

Total investments in the fair value hierarchy	21,943,967	$21,943,967	$—	$—

Investments measured at net asset value (1):
Common collective trust	247,871

Investment at fair value	$22,191,838

	2024
	Total	Level 1	Level 2	Level 3

Northeast Community Bancorp, Inc. Stock	$3,700,568	$3,700,568	$—	$—
Mutual funds	14,691,819	14,691,819	—	—

Total investments in the fair value hierarchy	18,392,387	$18,392,387	$—	$—

Investments measured at net asset value (1):
Common collective trust	231,404

Investment at fair value	$18,623,791

(1)	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.